EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2020
Share-Based Payment Arrangements [Abstract]
Schedule of Shares Outstanding
The following shows the evolution of the share options for the years ended at December 31, 2020 and 2019:

	As of December 31, 2020		As of December 31, 2019
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Balance at the beginning of year	1,051,602	31.82	1,786,467	27.96
Options granted during the year	—	—	4,000	52.10
Forfeited during the year	(18,687)	40.57	(21,625)	31.77
Exercised during the year	(175,272)	33.24	(717,240)	22.06
Balance at end of year	857,643	31.57	1,051,602	31.82
The following shows the evolution of the RSUs for the years ended at December 31, 2020 and 2019:

	As of December 31, 2020		As of December 31, 2019
	Number of RSU	Weighted average grant price	Number of RSU	Weighted average grant price

Balance at the beginning of year	624,896	64.05	535,838	44.70
RSU granted during the year	309,384	147.22	309,539	85.80
Forfeited during the year	(50,888)	98.18	(38,621)	47.69
Issued during the year	(219,047)	59.37	(181,860)	37.00
Balance at end of year	664,345	101.25	624,896	64.05
24.2 - Share options exercised and RSU vested during the year:

	As of December 31, 2020		As of December 31, 2019
	Number of options exercised	Exercise price	Number of options exercised	Exercise price

Granted in 2012	—	6.77	22,170	6.77
Granted in 2012	—	0.95	1,103	0.95
Granted in 2012	—	2.48	1,304	2.48
Granted in 2012	—	3.38	13,223	3.38
Granted in 2012	—	10.00	22,170	10.00
Granted in 2012	—	12.22	47,169	12.22
Granted in 2014	3,826	10.00	173,211	10.00
Granted in 2015	37,706	28.31	163,834	28.31
Granted in 2015	—	34.20	8,000	34.20
Granted in 2015	1,001	29.34	12,097	29.34
Granted in 2015	—	22.77	30,000	22.77
Granted in 2016	34,146	29.01	105,020	29.01
Granted in 2016	47,343	32.36	98,939	32.36
Granted in 2017	20,000	38.16	—	38.16
Granted in 2017	7,500	36.30	—	36.30
Granted in 2018	5,000	44.97	5,000	44.97
Granted in 2018	13,750	46.00	10,000	46.00
Granted in 2018	1,500	50.92	1,500	50.92
Granted in 2018	2,500	55.07	2,500	55.07
Granted in 2019	1,000	52.10	—	52.10
Balance at end of the year	175,272		717,240
The following tables summarizes the RSU vested during the years 2020 and 2019:

	December 31, 2020		December 31, 2019
	Number of RSUs vested	Grant price	Number of RSUs vested	Grant price

Granted in 2017	500	36.30	500	36.30
Granted in 2017	45,242	37.00	45,283	37.00
Granted in 2017	1,625	42.00	2,250	42.00
Granted in 2018	91,658	46.00	100,206	46.00
Granted in 2018	1,000	55.07	1,000	55.07
Granted in 2018	—	57.39	436	57.39
Granted in 2018	1,000	52.74	1,000	52.74
Granted in 2018	2,500	50.92	2,500	50.92
Granted in 2019	—	69.77	27,185	69.77
Granted in 2019	600	52.10	—	52.10
Granted in 2018	—	56.87	1,500	56.87
Granted in 2019	69,392	87.44	—	87.44
Granted in 2019	1,000	94.93	—	94.93
Granted in 2019	750	103.75	—	103.75
Granted in 2020	3,125	137.57	—	137.57
Granted in 2020	655	152.49	—	152.49
Balance at end of the year	219,047		181,860

Schedule of Shares Granted
The following tables summarizes the RSU at the end of the year:

Grant date	Grant price ($)	Number of Restricted Stock Units	Fair value at grant date ($)	Expense as of December 31, 2020 ($) (*)

2017	from 36.30 to 42.00	2,125	86	1,224

2018	from 46.00 to 55.07	185,234	8,704	4,463

2019	from 52.10 to 103.75	201,982	17,657	9,134

2020	from 104.25 to 189.53	252,329	37,053	7,571

Subtotal		641,670	63,500	22,392

Non employees RSU

2020	from 130.99 to 189.53	22,675	4,028	203

Subtotal		22,675	4,028	203
Total		664,345	67,528	22,595
The following tables summarizes the share options at the end of the year:

Grant date	Exercise price ($)	Number of stock options	Number of stock options vested as of December 31, 2020	Fair value at grant date ($)	Fair value vested ($)	Expense as of December 31, 2020 (*)

2014	10.00	104,000	104,000	346	—	—

2015	from 28.31 to 34.20	176,416	176,416	1,231	—	—

2016	from 29.01 to 32.36	366,727	366,227	2,871	1,378	1,092

2017	from 36.30 to 38.16	17,500	13,750	155	123	111

2018	from 44.97 to 55.07	163,000	65,000	3,295	1,042	762

2019	52.10	3,000	—	67	22	27

Subtotal		830,643	725,393	7,965	2,565	1,992

Non employees stock options

2016	39.37	27,000	27,000	248	62	41

Subtotal		27,000	27,000	248	62	41
Total		857,643	752,393	8,213	2,627	2,033

(*) Includes social security taxes.
Schedule of Fair value of Shares Exercised
The Company estimated the following assumptions for the calculation of the fair value of the share options:

Assumptions	Granted in 2019 for 2014 plan	Granted in 2018 for 2014 plan
Stock price	52.10	46.45
Expected option life	6 years	6 years
Volatility	40%	40%
Risk-free interest rate	3.10%	3.00%